May 1, 2013

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:                           Separate Account I of National Integrity Life Insurance Company

Registration Nos. 333-177618 and 811-04846

Prospectus and Statement of Additional Information for Pinnacle V (post 1-1-12)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 2 to its Registration Statement number 333-177618 on Form N-4, which was filed electronically on April 25, 2013.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone

Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway

Cincinnati, OH 45202

Phone: 513-629-1854